Property, Plant and Equipment, Net (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Depreciation expenses	$ 4,096	$ 5,441	$ 5,735